INTANGIBLE ASSET - TRADEMARK (Detail Textuals) - $ / shares	Feb. 07, 2017	Mar. 31, 2017	Dec. 31, 2016	Oct. 12, 2016	Aug. 29, 2016	Jun. 29, 2016	Dec. 31, 2015
Acquired Finite-Lived Intangible Assets [Line Items]
Shares issued price per share		$ 0.75	$ 0.375	$ 0.375	$ 0.375	$ 0.375	$ 0.375
Trademarks | Unaffiliated Party
Acquired Finite-Lived Intangible Assets [Line Items]
Number of common shares issued	10,000
Shares issued price per share	$ 0.63
Useful life	15 years
Percentage of royalty	20.00%